Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Mid-Cap Growth Fund, Inc.
Entity Central Index Key	0001022624
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	PEEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class A	$103	1.04%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities experienced bouts of volatility. Sticky inflation, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty were headwinds. For the whole period, mid-cap growth stocks, as represented by the Russell Midcap Growth Index (the “Index”), were among the weakest style indexes, falling modestly and underperforming the broad market, as represented by the S&P 500 Index.
■
The Fund’s positioning within the information technology, healthcare, and communication services sectors added the most value relative to the
Fund’s Index. Top individual contributors came from digital and physical AI infrastructure, as well as health innovation.
■
The most significant detractors were holdings in the industrials, energy, and financials sectors, while individual detractors were spread across sectors and largely reflected company-specific declines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-7.68%	-1.12%	8.94%
Class A without sales charges	-2.31%	0.01%	9.56%
S&P 500 Index*	20.38%	12.79%	15.37%
Russell Midcap Growth Index	-1.16%	4.27%	12.06%
Russell Midcap Index	17.94%	8.05%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,654,797,778
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 11,033,135
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,654,797,778
Number of fund holdings	64
Total advisory fees paid for the year	$ 11,033,135
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (13.3% represents investments purchased with collateral from securities on loan)	13.7%
IT Services	10.4%
Semiconductors & Semiconductor Equipment	10.2%
Biotechnology	8.2%
Software	7.5%
Aerospace & Defense	7.0%
Specialty Retail	5.9%
Electrical Equipment	5.2%
Hotels, Restaurants & Leisure	4.4%
Entertainment	4.3%
Communications Equipment	4.3%
Construction & Engineering	4.0%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	2.9%
Life Sciences Tools & Services	2.8%
Textiles, Apparel & Luxury Goods	2.7%
Industry Classification	% of Net Assets
Machinery	2.5%
Electronic Equipment, Instruments & Components	2.3%
Health Care Providers & Services	2.2%
Consumer Staples Distribution & Retail	2.2%
Independent Power & Renewable Electricity Producers	1.9%
Trading Companies & Distributors	1.2%
Financial Services	1.2%
Building Products	1.1%
Real Estate Management & Development	1.1%
Health Care Equipment & Supplies	0.8%
Others*	0.3%
113.5%
Liabilities in excess of other assets	(13.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	PEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class C	$196	1.99%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities experienced bouts of volatility. Sticky inflation, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty were headwinds. For the whole period, mid-cap growth stocks, as represented by the Russell Midcap Growth Index (the “Index”), were among the weakest style indexes, falling modestly and underperforming the broad market, as represented by the S&P 500 Index.
■
The Fund’s positioning within the information technology, healthcare, and communication services sectors added the most value relative to the
Fund’s Index. Top individual contributors came from digital and physical AI infrastructure, as well as health innovation.
■
The most significant detractors were holdings in the industrials, energy, and financials sectors, while individual detractors were spread across sectors and largely reflected company-specific declines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	-4.06%	-0.91%	8.67%
Class C without sales charges	-3.17%	-0.91%	8.67%
S&P 500 Index*	20.38%	12.79%	15.37%
Russell Midcap Growth Index	-1.16%	4.27%	12.06%
Russell Midcap Index	17.94%	8.05%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,654,797,778
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 11,033,135
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,654,797,778
Number of fund holdings	64
Total advisory fees paid for the year	$ 11,033,135
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (13.3% represents investments purchased with collateral from securities on loan)	13.7%
IT Services	10.4%
Semiconductors & Semiconductor Equipment	10.2%
Biotechnology	8.2%
Software	7.5%
Aerospace & Defense	7.0%
Specialty Retail	5.9%
Electrical Equipment	5.2%
Hotels, Restaurants & Leisure	4.4%
Entertainment	4.3%
Communications Equipment	4.3%
Construction & Engineering	4.0%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	2.9%
Life Sciences Tools & Services	2.8%
Textiles, Apparel & Luxury Goods	2.7%
Industry Classification	% of Net Assets
Machinery	2.5%
Electronic Equipment, Instruments & Components	2.3%
Health Care Providers & Services	2.2%
Consumer Staples Distribution & Retail	2.2%
Independent Power & Renewable Electricity Producers	1.9%
Trading Companies & Distributors	1.2%
Financial Services	1.2%
Building Products	1.1%
Real Estate Management & Development	1.1%
Health Care Equipment & Supplies	0.8%
Others*	0.3%
113.5%
Liabilities in excess of other assets	(13.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R
Trading Symbol	JDERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R	$125	1.27%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities experienced bouts of volatility. Sticky inflation, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty were headwinds. For the whole period, mid-cap growth stocks, as represented by the Russell Midcap Growth Index (the “Index”), were among the weakest style indexes, falling modestly and underperforming the broad market, as represented by the S&P 500 Index.
■
The Fund’s positioning within the information technology, healthcare, and communication services sectors added the most value relative to the
Fund’s Index. Top individual contributors came from digital and physical AI infrastructure, as well as health innovation.
■
The most significant detractors were holdings in the industrials, energy, and financials sectors, while individual detractors were spread across sectors and largely reflected company-specific declines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	-2.46%	-0.21%	9.34%
S&P 500 Index*	20.38%	12.79%	15.37%
Russell Midcap Growth Index	-1.16%	4.27%	12.06%
Russell Midcap Index	17.94%	8.05%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,654,797,778
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 11,033,135
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,654,797,778
Number of fund holdings	64
Total advisory fees paid for the year	$ 11,033,135
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (13.3% represents investments purchased with collateral from securities on loan)	13.7%
IT Services	10.4%
Semiconductors & Semiconductor Equipment	10.2%
Biotechnology	8.2%
Software	7.5%
Aerospace & Defense	7.0%
Specialty Retail	5.9%
Electrical Equipment	5.2%
Hotels, Restaurants & Leisure	4.4%
Entertainment	4.3%
Communications Equipment	4.3%
Construction & Engineering	4.0%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	2.9%
Life Sciences Tools & Services	2.8%
Textiles, Apparel & Luxury Goods	2.7%
Industry Classification	% of Net Assets
Machinery	2.5%
Electronic Equipment, Instruments & Components	2.3%
Health Care Providers & Services	2.2%
Consumer Staples Distribution & Retail	2.2%
Independent Power & Renewable Electricity Producers	1.9%
Trading Companies & Distributors	1.2%
Financial Services	1.2%
Building Products	1.1%
Real Estate Management & Development	1.1%
Health Care Equipment & Supplies	0.8%
Others*	0.3%
113.5%
Liabilities in excess of other assets	(13.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class Z
Trading Symbol	PEGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class Z	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities experienced bouts of volatility. Sticky inflation, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty were headwinds. For the whole period, mid-cap growth stocks, as represented by the Russell Midcap Growth Index (the “Index”), were among the weakest style indexes, falling modestly and underperforming the broad market, as represented by the S&P 500 Index.
■
The Fund’s positioning within the information technology, healthcare, and communication services sectors added the most value relative to the
Fund’s Index. Top individual contributors came from digital and physical AI infrastructure, as well as health innovation.
■
The most significant detractors were holdings in the industrials, energy, and financials sectors, while individual detractors were spread across sectors and largely reflected company-specific declines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	-1.96%	0.34%	9.90%
S&P 500 Index*	20.38%	12.79%	15.37%
Russell Midcap Growth Index	-1.16%	4.27%	12.06%
Russell Midcap Index	17.94%	8.05%	11.67%
*The Fund compares its performance against this broad-based index in response to
regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,654,797,778
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 11,033,135
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,654,797,778
Number of fund holdings	64
Total advisory fees paid for the year	$ 11,033,135
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (13.3% represents investments purchased with collateral from securities on loan)	13.7%
IT Services	10.4%
Semiconductors & Semiconductor Equipment	10.2%
Biotechnology	8.2%
Software	7.5%
Aerospace & Defense	7.0%
Specialty Retail	5.9%
Electrical Equipment	5.2%
Hotels, Restaurants & Leisure	4.4%
Entertainment	4.3%
Communications Equipment	4.3%
Construction & Engineering	4.0%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	2.9%
Life Sciences Tools & Services	2.8%
Textiles, Apparel & Luxury Goods	2.7%
Industry Classification	% of Net Assets
Machinery	2.5%
Electronic Equipment, Instruments & Components	2.3%
Health Care Providers & Services	2.2%
Consumer Staples Distribution & Retail	2.2%
Independent Power & Renewable Electricity Producers	1.9%
Trading Companies & Distributors	1.2%
Financial Services	1.2%
Building Products	1.1%
Real Estate Management & Development	1.1%
Health Care Equipment & Supplies	0.8%
Others*	0.3%
113.5%
Liabilities in excess of other assets	(13.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R2
Trading Symbol	PEGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R2	$107	1.08%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities experienced bouts of volatility. Sticky inflation, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty were headwinds. For the whole period, mid-cap growth stocks, as represented by the Russell Midcap Growth Index (the “Index”), were among the weakest style indexes, falling modestly and underperforming the broad market, as represented by the S&P 500 Index.
■
The Fund’s positioning within the information technology, healthcare, and communication services sectors added the most value relative to the
Fund’s Index. Top individual contributors came from digital and physical AI infrastructure, as well as health innovation.
■
The most significant detractors were holdings in the industrials, energy, and financials sectors, while individual detractors were spread across sectors and largely reflected company-specific declines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	-2.31%	-0.02%	8.32% (12/27/2017)
S&P 500 Index*	20.38%	12.79%	14.78%
Russell Midcap Growth Index	-1.16%	4.27%	11.07%
Russell Midcap Index	17.94%	8.05%	10.94%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,654,797,778
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 11,033,135
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,654,797,778
Number of fund holdings	64
Total advisory fees paid for the year	$ 11,033,135
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (13.3% represents investments purchased with collateral from securities on loan)	13.7%
IT Services	10.4%
Semiconductors & Semiconductor Equipment	10.2%
Biotechnology	8.2%
Software	7.5%
Aerospace & Defense	7.0%
Specialty Retail	5.9%
Electrical Equipment	5.2%
Hotels, Restaurants & Leisure	4.4%
Entertainment	4.3%
Communications Equipment	4.3%
Construction & Engineering	4.0%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	2.9%
Life Sciences Tools & Services	2.8%
Textiles, Apparel & Luxury Goods	2.7%
Industry Classification	% of Net Assets
Machinery	2.5%
Electronic Equipment, Instruments & Components	2.3%
Health Care Providers & Services	2.2%
Consumer Staples Distribution & Retail	2.2%
Independent Power & Renewable Electricity Producers	1.9%
Trading Companies & Distributors	1.2%
Financial Services	1.2%
Building Products	1.1%
Real Estate Management & Development	1.1%
Health Care Equipment & Supplies	0.8%
Others*	0.3%
113.5%
Liabilities in excess of other assets	(13.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Mid-Cap Growth Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R4
Trading Symbol	PEGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R4	$82	0.83%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities experienced bouts of volatility. Sticky inflation, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty were headwinds. For the whole period, mid-cap growth stocks, as represented by the Russell Midcap Growth Index (the “Index”), were among the weakest style indexes, falling modestly and underperforming the broad market, as represented by the S&P 500 Index.
■
The Fund’s positioning within the information technology, healthcare, and communication services sectors added the most value relative to the
Fund’s Index. Top individual contributors came from digital and physical AI infrastructure, as well as health innovation.
■
The most significant detractors were holdings in the industrials, energy, and financials sectors, while individual detractors were spread across sectors and largely reflected company-specific declines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	-2.04%	0.23%	8.59% (12/27/2017)
S&P 500 Index*	20.38%	12.79%	14.78%
Russell Midcap Growth Index	-1.16%	4.27%	11.07%
Russell Midcap Index	17.94%	8.05%	10.94%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,654,797,778
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 11,033,135
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,654,797,778
Number of fund holdings	64
Total advisory fees paid for the year	$ 11,033,135
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (13.3% represents investments purchased with collateral from securities on loan)	13.7%
IT Services	10.4%
Semiconductors & Semiconductor Equipment	10.2%
Biotechnology	8.2%
Software	7.5%
Aerospace & Defense	7.0%
Specialty Retail	5.9%
Electrical Equipment	5.2%
Hotels, Restaurants & Leisure	4.4%
Entertainment	4.3%
Communications Equipment	4.3%
Construction & Engineering	4.0%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	2.9%
Life Sciences Tools & Services	2.8%
Textiles, Apparel & Luxury Goods	2.7%
Industry Classification	% of Net Assets
Machinery	2.5%
Electronic Equipment, Instruments & Components	2.3%
Health Care Providers & Services	2.2%
Consumer Staples Distribution & Retail	2.2%
Independent Power & Renewable Electricity Producers	1.9%
Trading Companies & Distributors	1.2%
Financial Services	1.2%
Building Products	1.1%
Real Estate Management & Development	1.1%
Health Care Equipment & Supplies	0.8%
Others*	0.3%
113.5%
Liabilities in excess of other assets	(13.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Mid-Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	PJGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Mid-Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R6	$60	0.61%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities experienced bouts of volatility. Sticky inflation, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty were headwinds. For the whole period, mid-cap growth stocks, as represented by the Russell Midcap Growth Index (the “Index”), were among the weakest style indexes, falling modestly and underperforming the broad market, as represented by the S&P 500 Index.
■
The Fund’s positioning within the information technology, healthcare, and communication services sectors added the most value relative to the
Fund’s Index. Top individual contributors came from digital and physical AI infrastructure, as well as health innovation.
■
The most significant detractors were holdings in the industrials, energy, and financials sectors, while individual detractors were spread across sectors and largely reflected company-specific declines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	-1.88%	0.45%	10.06%
S&P 500 Index*	20.38%	12.79%	15.37%
Russell Midcap Growth Index	-1.16%	4.27%	12.06%
Russell Midcap Index	17.94%	8.05%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,654,797,778
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 11,033,135
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,654,797,778
Number of fund holdings	64
Total advisory fees paid for the year	$ 11,033,135
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (13.3% represents investments purchased with collateral from securities on loan)	13.7%
IT Services	10.4%
Semiconductors & Semiconductor Equipment	10.2%
Biotechnology	8.2%
Software	7.5%
Aerospace & Defense	7.0%
Specialty Retail	5.9%
Electrical Equipment	5.2%
Hotels, Restaurants & Leisure	4.4%
Entertainment	4.3%
Communications Equipment	4.3%
Construction & Engineering	4.0%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	2.9%
Life Sciences Tools & Services	2.8%
Textiles, Apparel & Luxury Goods	2.7%
Industry Classification	% of Net Assets
Machinery	2.5%
Electronic Equipment, Instruments & Components	2.3%
Health Care Providers & Services	2.2%
Consumer Staples Distribution & Retail	2.2%
Independent Power & Renewable Electricity Producers	1.9%
Trading Companies & Distributors	1.2%
Financial Services	1.2%
Building Products	1.1%
Real Estate Management & Development	1.1%
Health Care Equipment & Supplies	0.8%
Others*	0.3%
113.5%
Liabilities in excess of other assets	(13.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets